Segment Information - Reconciliation of Segment Assets to Consolidated (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Information: Assets
Total assets	$ 243,214.2	$ 255,348.3
Retirement and Income Solutions
Segment Information: Assets
Total assets	202,518.1	220,777.3
U.S. Insurance Solutions
Segment Information: Assets
Total assets	39,907.5	32,344.7
Corporate
Segment Information: Assets
Total assets	$ 788.6	$ 2,226.3